Exceptional items	6 Months Ended
Jun. 30, 2022
Exceptional items
Exceptional items

5.     Exceptional items

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Start-up related and other costs	16	5	30	8
Exceptional items – cost of sales	16	5	30	8
Transaction-related and other costs	4	7	8	10
Exceptional items – SGA expenses	4	7	8	10
Exceptional finance (income)/expense	(74)	(6)	(125)	51
Exceptional items – finance (income)/expense	(74)	(6)	(125)	51
Exceptional income tax (credit)/charge	(4)	1	(6)	(9)
Total exceptional items, net of tax	(58)	7	(93)	60

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2022

Exceptional items of $93 million have been recognized in the six months ended June 30, 2022, primarily comprising:

●	$30 million start-up related and other costs in Europe ($16 million) and the Americas ($14 million), primarily relating to the Group’s investment programs.
●	$8 million transaction-related and other costs, primarily comprised of professional advisory fees in relation to transformation initiatives.
●	$125 million net exceptional finance income relates to a gain on movements in the fair market values of $146 million on the Earnout Shares, Public Warrants and Private Warrants, partly offset by a foreign currency loss of $21 million thereon.
●	$6 million from tax credits relating to the above exceptional items.

2021

Exceptional items of $60 million have been recognized in the six months ended June 30, 2021 primarily comprising:

●	$8 million start-up related costs in the Americas ($5 million) and Europe ($3 million), relating to the Group’s investment programs.
●	$10 million transaction-related and other costs primarily comprised of professional advisory fees, and other costs related to transformation initiatives.
●	$51 million exceptional finance expense comprised of a charge of $52 million from AGSA for redemption premiums and issuance costs on related party borrowings in conjunction with the AMP Transfer, net $9 million of fair market value and foreign currency movements on the Earnout Shares and $5 million interest payable on the AMP Notes Issuance in March 2021 related to the period prior to completion of the AMP Transfer on April 1, 2021, offset by a foreign currency translation gain of $15 million on the AMP Promissory Note.
●	$9 million from tax credits relating to the above exceptional items.